Summary of the Changes in the Deferred Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Taxes
Opening Balance	$ (625)	$ 6,256
Recognized in the statement of income for the period	(1,989)	(3,883)
Recognized in shareholders’ equity	(2,571)	(2,202)
Cumulative translation adjustment	(29)	(58)
Use of tax loss carryforwards	(1,137)
Others	4	2
Closing balance	$ (6,347)	$ 115